BANK LOAN	12 Months Ended
Dec. 31, 2019
BANK LOAN
BANK LOAN

NOTE 8 – BANK LOAN

Bank loans consist of the following:

	As of December 31,
	2019	2018
PT Bank UOB Indonesia	$1,105,741	$1,105,567
Total	$1,105,741	$1,105,567

On November 14, 2016, GWN, a subsidiary of the Company, entered in an agreement and obtained a credit facility in the form of an overdraft loan with a principal amount not exceeding $1,900,000, an automatically renewable term of 1 year first due on November 14, 2017, and floating interest rate spread of 1% per annum above the interest rate earned by the collateral account in which the Company deposits a balance of $2 million for the purpose of pledging this loan. The unpaid borrowings were extended to the next year and due on November 14, 2020.

The Company has booked interest expense on the loan of $11,991,  $16,194 and $14,396 for the years ended December 31, 2019, 2018 and 2017, respectively. The interest expense is recorded in the other expense on Consolidated Statements of Operations and Comprehensive (Loss) Income, and unpaid interest is recorded in the Consolidated Balance Sheets under accrued expenses.